Share Capital (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 22, 2022 CAD ($) Y $ / shares $ / item shares	Dec. 06, 2021 CAD ($)	Oct. 31, 2022 CAD ($) Y $ / shares	Oct. 31, 2021 $ / shares shares	Oct. 31, 2020 $ / shares
Ifrs Class of Warrant or Right [Line Items]
Number of units issued | shares	4,956,960
Price per unit | $ / item	2.32
Gross proceeds	$ 11,500
Fair value of shares	$ 6,768
Number of common shares for each unit | shares	1
Number of securities into which the warrant or right may be converted | shares				1
Warrants exercise price | $ / shares	$ 2.73		$ 2.5774	$ 2.5995	$ 0.4159
Warrants term	60 months
Fair value of warrants	$ 4,732
Share issuance costs			$ 974
Deferred tax asset			487
At the market offering
Ifrs Class of Warrant or Right [Line Items]
Gross proceeds			8,807
Maximum | At the market offering
Ifrs Class of Warrant or Right [Line Items]
Value of shares issuable		$ 40,000
Smoke Cartel, Inc.
Ifrs Class of Warrant or Right [Line Items]
Contingent consideration			1,319
Gain on settlement			$ 2,211
Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | Y			2
Warrant
Ifrs Class of Warrant or Right [Line Items]
Number of common share warrants for each unit | shares	1
Warrant | Share price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | $ / shares	2.05
Warrant | Exercise price
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | $ / shares	2.73
Warrant | Expected term
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input | Y	5
Warrant | Volatility
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input	0.97
Warrant | Risk free interest rate
Ifrs Class of Warrant or Right [Line Items]
Warrant, measurement input	0.029
Broker Warrants
Ifrs Class of Warrant or Right [Line Items]
Cash commission fee (as a percent)	6.00%
Cash commission fee for presidents list (as a percent)	3.00%
Post-consolidation
Ifrs Class of Warrant or Right [Line Items]
Number of units issued | shares	4,956,960